Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans)

The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-settled plans), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2018	2017	2016	2018	2017
	US$m	US$m	US$m	US$m	US$m
Equity-settled plans	118	88	116	-	-
Cash-settled plans	4	3	-	16	15
Total	122	91	116	16	15

Summary of options outstanding and exercisable

A summary of the status of the companies’ equity-settled share option plans at 31 December 2018 is presented below.

Options outstanding and exercisable at 31 December 2018	Number	Weighted average exercise price per option £/A$	Weighted average remaining contractual life Years	Aggregate intrinsic value 2018 US$m
Rio Tinto plc Share Option Plan (exercise price £16 – £25)	23,659	17	0.22	1
Rio Tinto Limited Share Option Plan (exercise price A$33)	16,455	33	0.21	-
	40,114			1

Performance share plans [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of non-vested and vested shares

Performance Share Awards (granted under either the Performance Share Plans or the Equity Incentive Plans)

	Rio Tinto plc awards				Rio Tinto Limited awards
	2018 number	Weighted average fair value at grant date 2018 £	2017 number	Weighted average fair value at grant date 2017 £	2018 number	Weighted average fair value at grant date 2018 A$	2017 number	Weighted average fair value at grant date 2017 A$
Non-vested shares at 1 January	3,555,274	20.47	2,883,053	18.27	1,609,154	40.13	1,590,957	37.52
Awarded	801,047	26.87	1,198,677	24.64	387,298	53.85	529,776	45.84
Forfeited	(188,761)	21.45	(199,435)	16.28	(36,530)	43.83	(36,716)	36.59
Failed performance conditions	(107,625)	14.54	(161,966)	16.25	(54,322)	27.67	(113,857)	30.89
Vested	(214,853)	21.57	(165,055)	21.51	(108,321)	40.85	(84,284)	40.79
Transfers from equity to cash-settled (a)	-	-	-	-	-	-	(276,722)	40.11
Non-vested shares at 31 December	3,845,082	21.86	3,555,274	20.47	1,797,279	43.34	1,609,154	40.13

	2018 number	Weighted average share price 2018 £	2017 number	Weighted average share price 2017 £	2018 number	Weighted average share price 2018 A$	2017 number	Weighted average share price 2017 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	248,965	42.57	188,383	31.04	105,374	82.97	73,311	63.09
Vested awards settled in cash during the year (including dividend shares applied on vesting)	991	42.40	-	-	9,959	82.08	5,010	62.81

(a)	In 2017, an agreement was reached between the Group and a former director to settle any of his future vested awards in cash rather than equity.

Share Incentive Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of non-vested and vested shares

Notes to the 2018 financial statements
continued

43 Share-based payments continued

Management Share Awards, Bonus Deferral Awards (granted under the Management Share Plans, Bonus Deferral Plans or Equity Incentive Plans), Global Employee Share Plans and UK Share Plan (combined)

	Rio Tinto plc awards (a)				Rio Tinto Limited awards
	2018 number	Weighted average fair value at grant date 2018 £	2017 number	Weighted average fair value at grant date 2017 £	2018 number	Weighted average fair value at grant date 2018 A$	2017 number	Weighted average fair value at grant date 2017 A$
Non-vested awards at 1 January	3,473,092	27.23	3,305,966	26.00	2,933,237	54.15	2,986,080	53.32
Awarded	1,135,103	39.49	1,499,374	32.50	943,315	78.36	1,156,078	61.05
Forfeited	(250,853)	30.26	(159,669)	29.46	(185,062)	64.60	(127,905)	53.61
Cancelled	(33,563)	26.52	(51,773)	25.82	(36,613)	52.84	(95,203)	51.18
Vested	(1,281,759)	27.54	(1,120,806)	30.41	(1,040,947)	55.30	(985,813)	60.06
Non-vested shares at 31 December	3,042,020	31.43	3,473,092	27.23	2,613,930	61.71	2,933,237	54.15
Comprising:
– Management Share Awards	1,666,082	32.52	1,897,318	27.99	1,520,292	64.06	1,617,838	55.42
– Bonus Deferral Awards	203,900	37.86	281,994	25.53	127,423	71.93	153,966	52.83
– Global Employee Share Plan	1,102,322	28.68	1,196,937	26.42	966,215	56.66	1,161,433	52.54
– UK Share Plan	69,716	29.90	96,843	27.14	-	-	-	-

	2018 number	Weighted average fair value at grant date 2018 £	2017 number	Weighted average fair value at grant date 2017 £	2018 number	Weighted average fair value at grant date 2018 A$	2017 number	Weighted average fair value at grant date 2017 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
– Management Share Awards	669,678	40.03	653,776	35.33	570,173	80.87	577,083	67.93
– Bonus Deferral Awards	221,198	37.69	170,036	34.44	108,001	75.36	88,644	69.98
– Global Employee Share Plan	451,710	39.06	382,585	33.56	473,420	78.78	466,308	65.10
– UK Share Plan	16,968	38.21	11,120	34.56	-	-	-	-

(a)	Awards of Rio Tinto American Depository Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.